OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 173	$ 193	$ 184
Additions	18	35	34
Deductions/ Releases	(27)	(29)	(38)
Foreign exchange and others	(35)	(26)	13
Balance as of end of year	$ 129	$ 173	$ 193